Derivative Instruments and Hedging Activities (Effects of Derivative Instruments on Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	¥ (3,112)		¥ 819
Interest rate contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)			471
Foreign exchange contracts | Foreign exchange loss, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	(8)		348
Foreign exchange contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	(3,104)
Not designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(12,567)	¥ 6,012	3,734
Not designated as hedging instrument | Interest rate contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(5,499)	(3,579)	(167)
Not designated as hedging instrument | Interest rate contracts | Foreign exchange loss, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative		883
Not designated as hedging instrument | Foreign exchange contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	4,166	(1,942)	1,198
Not designated as hedging instrument | Foreign exchange contracts | Foreign exchange loss, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(14,501)	13,375	2,703
Not designated as hedging instrument | Equity Contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	3,267	(2,725)
Fair Value Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(8,297)	(8,280)	130
Fair Value Hedging | Interest rate contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(8,300)	(8,271)	131
Fair Value Hedging | Foreign exchange contracts | Foreign exchange loss, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	3	¥ (9)	(1)
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative	1,914		167
Cash Flow Hedging | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative			¥ 167
Cash Flow Hedging | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative	¥ 1,914